SUPPLEMENTARY CASH FLOW DISCLOSURES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Net change in non-cash working capital items:
Amounts receivable	$ (1,305)	$ 80,896	$ 7,473
Prepaid expenses	(355,775)	(1,729)	(19,060)
Accounts payable and accrued liabilities	(757)	5,543	(28,621)
Amounts payable to related parties	(5,217)	(8,398)	(73,539)
Current income tax liability	(2,834,277)
Net change in non-cash working capital items	(3,197,331)	76,312	(113,747)
Supplementary Cash Flow Disclosures:
Cash paid during the year for: Interest expense
Cash paid during the year for: Income taxes	$ 2,969,134	$ 81,238